UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	09-30-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

International Bond Fund

September 30, 2011

International Bond - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount		Value

GOVERNMENT BONDS — 83.8%

AUSTRALIA — 1.9%
Government of Australia, 6.50%, 5/15/13	AUD	12,450,000	$12,580,262
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	12,100,000	12,310,835

			24,891,097

AUSTRIA — 4.7%
Republic of Austria, 3.40%, 10/20/14	EUR	16,280,000	23,092,619
Republic of Austria, 4.35%, 3/15/19(1)	EUR	10,780,000	16,283,374
Republic of Austria, 3.90%, 7/15/20	EUR	8,850,000	13,057,653
Republic of Austria, 4.15%, 3/15/37(1)	EUR	5,725,000	8,783,094

			61,216,740

BELGIUM — 4.9%
Kingdom of Belgium, 4.00%, 3/28/14	EUR	21,000,000	29,376,811
Kingdom of Belgium, 4.00%, 3/28/18	EUR	8,695,000	12,134,195
Kingdom of Belgium, 3.75%, 9/28/20	EUR	8,370,000	11,456,932
Kingdom of Belgium, 5.00%, 3/28/35	EUR	6,500,000	9,789,971

			62,757,909

CANADA — 3.3%
Government of Canada, 5.00%, 6/1/14	CAD	20,090,000	21,184,895
Government of Canada, 5.75%, 6/1/33	CAD	7,580,000	10,713,269
Province of Ontario Canada, 4.40%, 6/2/19	CAD	9,500,000	10,114,295

			42,012,459

DENMARK — 4.3%
Kingdom of Denmark, 5.00%, 11/15/13	DKK	127,700,000	25,069,912
Kingdom of Denmark, 4.00%, 11/15/17	DKK	37,500,000	7,752,230
Kingdom of Denmark, 4.00%, 11/15/19	DKK	8,300,000	1,739,693
Kingdom of Denmark, 7.00%, 11/10/24	DKK	46,700,000	12,819,675
Kingdom of Denmark, 4.50%, 11/15/39	DKK	31,000,000	7,785,839

			55,167,349

FINLAND — 4.8%
Government of Finland, 4.25%, 9/15/12	EUR	6,200,000	8,596,386
Government of Finland, 3.125%, 9/15/14	EUR	11,440,000	16,269,363
Government of Finland, 3.875%, 9/15/17	EUR	9,990,000	14,915,202
Government of Finland, 4.375%, 7/4/19	EUR	2,725,000	4,231,251
Government of Finland, 3.375%, 4/15/20	EUR	6,490,000	9,462,299
Government of Finland, 4.00%, 7/4/25	EUR	5,500,000	8,424,990

			61,899,491

FRANCE — 4.1%
French Treasury Note, 2.25%, 2/25/16	EUR	17,380,000	23,904,718
Government of France, 4.00%, 4/25/14	EUR	8,870,000	12,737,202
Government of France, 5.50%, 4/25/29	EUR	4,280,000	7,398,065
Government of France, 4.75%, 4/25/35	EUR	5,030,000	8,229,050

			52,269,035

International Bond - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount		Value

GERMANY — 4.9%
German Federal Republic, 2.00%, 2/26/16	EUR	4,240,000	$5,922,644
German Federal Republic, 3.00%, 7/4/20	EUR	12,970,000	19,156,731
German Federal Republic, 2.25%, 9/4/20	EUR	6,500,000	9,052,172
German Federal Republic, 4.75%, 7/4/34	EUR	14,380,000	26,073,296
German Federal Republic, 4.25%, 7/4/39	EUR	1,600,000	2,802,030

			63,006,873

ITALY — 3.1%
Republic of Italy, 5.25%, 8/1/17	EUR	11,740,000	15,860,642
Republic of Italy, 4.75%, 8/1/23	EUR	10,380,000	12,652,089
Republic of Italy, 5.00%, 8/1/34	EUR	4,180,000	4,689,558
Republic of Italy, 4.00%, 2/1/37	EUR	7,100,000	6,976,037

			40,178,326

JAPAN — 24.3%
Government of Japan, 0.60%, 9/20/14	JPY	3,072,600,000	40,314,002
Government of Japan, 1.20%, 6/20/15	JPY	3,230,000,000	43,289,915
Government of Japan, 1.70%, 9/20/17	JPY	2,700,000,000	37,514,597
Government of Japan, 1.50%, 9/20/18	JPY	5,330,000,000	73,337,566
Government of Japan, 2.10%, 12/20/26	JPY	5,194,450,000	72,717,923
Government of Japan, 2.40%, 3/20/37	JPY	842,000,000	12,094,670
Japan Finance Organization for Municipalities, 1.90%, 6/22/18	JPY	2,360,000,000	33,154,772

			312,423,445

NETHERLANDS — 5.0%
Kingdom of Netherlands, 4.25%, 7/15/13	EUR	11,600,000	16,490,224
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	13,850,000	20,703,246
Kingdom of Netherlands, 3.50%, 7/15/20	EUR	10,340,000	15,317,554
Kingdom of Netherlands, 4.00%, 1/15/37	EUR	7,140,000	11,763,932

			64,274,956

NORWAY — 0.4%
Government of Norway, 4.25%, 5/19/17	NOK	28,000,000	5,346,263

SPAIN — 4.3%
Government of Spain, 4.25%, 1/31/14	EUR	10,730,000	14,632,190
Government of Spain, 5.50%, 7/30/17	EUR	12,760,000	18,023,683
Government of Spain, 5.50%, 4/30/21	EUR	8,540,000	11,778,987
Government of Spain, 4.90%, 7/30/40	EUR	9,440,000	10,799,477

			55,234,337

SWEDEN — 1.0%
Government of Sweden, 6.75%, 5/5/14	SEK	26,200,000	4,357,043
Government of Sweden, 4.25%, 3/12/19	SEK	47,530,000	8,162,094

			12,519,137

SWITZERLAND — 1.4%
Switzerland Government Bond, 3.75%, 6/10/15	CHF	9,800,000	12,217,293
Switzerland Government Bond, 2.00%, 4/28/21	CHF	4,600,000	5,563,884

			17,781,177

International Bond - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares/ Principal Amount		Value

UNITED KINGDOM — 11.4%
Government of United Kingdom, 5.00%, 9/7/14	GBP	10,480,000	$18,321,419
Government of United Kingdom, 4.00%, 9/7/16	GBP	10,350,000	18,162,662
Government of United Kingdom, 4.50%, 3/7/19	GBP	15,300,000	28,096,851
Government of United Kingdom, 3.75%, 9/7/19	GBP	9,600,000	16,831,183
Government of United Kingdom, 4.25%, 3/7/36	GBP	14,700,000	25,985,545
Government of United Kingdom, 4.50%, 12/7/42	GBP	21,045,000	38,733,089

			146,130,749

TOTAL GOVERNMENT BONDS (Cost $1,012,894,365)			1,077,109,343

CREDIT — 11.3%

FRANCE — 3.4%
Compagnie de Financement Foncier, 1.25%, 12/1/11	JPY	2,750,000,000	35,696,804
Compagnie de Financement Foncier, 4.375%, 4/25/19	EUR	5,500,000	7,750,032

			43,446,836

GERMANY — 2.1%
KfW, 4.375%, 10/11/13	EUR	19,400,000	27,674,671

IRELAND — 0.7%
GE Capital European Funding, 5.375%, 1/16/18	EUR	5,860,000	8,425,850

ITALY — 1.1%
Banca Monte dei Paschi di Siena SpA, 4.875%, 9/15/16	EUR	5,500,000	7,252,620
Intesa Sanpaolo SpA, 5.00%, 1/27/21	EUR	5,500,000	7,163,356

			14,415,976

MULTI-NATIONAL — 2.0%
European Investment Bank MTN, 4.75%, 6/6/12	GBP	10,550,000	16,861,341
European Investment Bank MTN, 2.50%, 7/15/15	EUR	6,350,000	8,757,087

			25,618,428

SPAIN — 0.5%
Caja de Ahorros y Pensiones de Barcelona, 5.00%, 2/22/16	EUR	5,000,000	6,726,716

UNITED KINGDOM — 1.5%
Bank of Scotland plc MTN, 3.25%, 1/25/13	EUR	10,000,000	13,568,839
Royal Bank of Scotland plc (The), 4.875%, 1/20/17	EUR	4,785,000	5,925,336

			19,494,175

TOTAL CREDIT (Cost $141,652,873)			145,802,652

SHORT-TERM INVESTMENTS†

U.S. Treasury Bills, 0.02%, 2/23/12(2) (Cost $299,982)	USD	300,000	299,965

International Bond - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

TEMPORARY CASH INVESTMENTS — 1.5%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $6,031,929), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $5,911,147)		$5,911,142
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $5,191,391), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $5,066,697)		5,066,693
SSgA U.S. Government Money Market Fund	8,079,891	8,079,891

TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,057,726)		19,057,726

TOTAL INVESTMENT SECURITIES — 96.6% (Cost $1,173,904,946)		1,242,269,686

OTHER ASSETS AND LIABILITIES — 3.4%		43,366,200

TOTAL NET ASSETS — 100.0%		$1,285,635,886

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
3,000,000	AUD for JPY	Westpac Banking Corp.	10/28/11	$2,894,747	$(185,202)
1,730,000	CHF for EUR	Barclays Bank plc	10/28/11	1,909,514	(288,009)
14,930,000	DKK for EUR	UBS AG	10/28/11	2,687,650	(191,255)
1,994,727	EUR for DKK	Barclays Bank plc	10/28/11	2,671,957	(170,628)
7,173,023	EUR for JPY	Deutsche Bank AG	10/28/11	9,608,334	(139,448)
2,059,355	GBP for JPY	UBS AG	10/28/11	3,210,594	(5,193)
165,300,000	JPY for GBP	UBS AG	10/28/11	2,143,832	(14,977)
570,000	AUD for USD	UBS AG	10/28/11	550,002	(46,959)
910,000	AUD for USD	Westpac Banking Corp.	10/28/11	878,073	(114,400)
140,000	CAD for USD	Westpac Banking Corp.	10/28/11	133,518	(7,423)
8,156,440	CAD for USD	Barclays Bank plc	10/28/11	7,778,816	(846,815)
2,110,000	CAD for USD	Westpac Banking Corp.	10/28/11	2,012,312	(193,394)
150,000	CAD for USD	HSBC Bank plc	10/28/11	143,055	(10,408)
1,070,000	CHF for USD	Barclays Bank plc	10/28/11	1,181,029	(74,398)
95,580,000	CZK for USD	Deutsche Bank AG	10/31/11	5,188,573	(425,030)
8,834,986	DKK for USD	Barclays Bank plc	10/28/11	1,590,446	(124,320)
2,450,000	EUR for USD	HSBC Bank plc	10/28/11	3,281,799	(240,541)
3,400,000	GBP for USD	Westpac Banking Corp.	10/28/11	5,300,699	(248,441)
2,170,000	HKD for USD	Westpac Banking Corp.	10/28/11	278,736	68
670,000	HKD for USD	Westpac Banking Corp.	10/28/11	86,061	(55)
130,000,000	JPY for USD	HSBC Bank plc	10/28/11	1,686,014	(13,465)
39,812,450,004	KRW for USD	HSBC Bank plc	10/28/11	33,745,301	(3,788,828)
52,426,817	NOK for USD	Deutsche Bank AG	10/28/11	8,920,680	(803,477)
550,000	NOK for USD	Westpac Banking Corp.	10/28/11	93,585	(8,367)
410,000	NOK for USD	HSBC Bank plc	10/28/11	69,764	(3,909)
270,000	NZD for USD	Westpac Banking Corp.	10/28/11	205,487	(17,293)
6,479,859	NZD for USD	Westpac Banking Corp.	10/28/11	4,931,591	(672,807)
250,000	NZD for USD	Westpac Banking Corp.	10/28/11	190,266	(27,849)

International Bond - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

30,000	NZD for USD	HSBC Bank plc	10/28/11	22,832	(1,497)
50,417,714	SEK for USD	HSBC Bank plc	10/28/11	7,338,916	(679,008)
1,260,000	SEK for USD	Westpac Banking Corp.	10/28/11	183,408	(15,918)
290,000	SEK for USD	HSBC Bank plc	10/28/11	42,213	(1,838)
100,000	SGD for USD	HSBC Bank plc	10/28/11	76,462	(6,663)
8,960,000	SGD for USD	HSBC Bank plc	10/28/11	6,850,961	(572,403)
541,180,000	TWD for USD	HSBC Bank plc	10/28/11	17,766,287	(1,093,445)

				$135,653,514	$(11,033,595)

(Value on Settlement Date $146,687,109)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
235,260,000	JPY for AUD	Westpac Banking Corp.	10/28/11	$3,051,167	$28,782
1,438,837	EUR for CHF	Barclays Bank plc	10/28/11	1,927,336	270,187
2,004,089	EUR for DKK	UBS AG	10/28/11	2,684,497	194,408
14,860,000	DKK for EUR	Barclays Bank plc	10/28/11	2,675,049	167,536
741,461,000	JPY for EUR	Deutsche Bank AG	10/28/11	9,616,261	131,521
247,154,000	JPY for GBP	UBS AG	10/28/11	3,205,425	10,363
1,327,508	GBP for JPY	UBS AG	10/28/11	2,069,624	89,185
2,673,556	AUD for USD	Westpac Banking Corp.	10/28/11	2,579,756	313,967
190,000	AUD for USD	HSBC Bank plc	10/28/11	183,334	9,233
20,396,901	CHF for USD	UBS AG	10/28/11	22,513,392	2,893,650
140,000	CHF for USD	HSBC Bank plc	10/28/11	154,527	28,250
3,840,000	DKK for USD	Barclays Bank plc	10/28/11	691,264	42,596
25,000,000	DKK for USD	UBS AG	10/28/11	4,500,419	304,935
940,000	EUR for USD	HSBC Bank plc	10/28/11	1,259,139	101,464
540,000	EUR for USD	Westpac Banking Corp.	10/28/11	723,335	47,920
720,000	EUR for USD	HSBC Bank plc	10/28/11	964,447	68,911
2,180,000	EUR for USD	Barclays Bank plc	10/28/11	2,920,132	148,436
1,000,000	EUR for USD	UBS AG	10/28/11	1,339,510	26,300
1,950,000	EUR for USD	HSBC Bank plc	10/28/11	2,612,044	66,359
5,456,987	GBP for USD	HSBC Bank plc	10/28/11	8,507,601	430,943
250,000	GBP for USD	UBS AG	10/28/11	389,757	18,186
445,000	GBP for USD	UBS AG	10/28/11	693,768	29,037
1,300,000	GBP for USD	HSBC Bank plc	10/28/11	2,026,738	76,714
110,000	GBP for USD	Westpac Banking Corp.	10/28/11	171,493	4,693
375,000	GBP for USD	UBS AG	10/28/11	584,636	(6,387)
831,920,114	JPY for USD	Westpac Banking Corp.	10/28/11	10,789,456	(123,950)
92,480,000	JPY for USD	Westpac Banking Corp.	10/28/11	1,199,405	(9,171)
688,400,000	JPY for USD	Westpac Banking Corp.	10/28/11	8,928,095	50,177
511,060,000	JPY for USD	HSBC Bank plc	10/28/11	6,628,112	36,034
83,700,000	JPY for USD	Westpac Banking Corp.	10/28/11	1,085,534	9,371
8,060,000	JPY for USD	Westpac Banking Corp.	10/28/11	104,533	(281)
84,170,000	JPY for USD	HSBC Bank plc	10/28/11	1,091,630	4,049
75,380,000	JPY for USD	HSBC Bank plc	10/28/11	977,629	7,808
118,000,000	JPY for USD	UBS AG	10/28/11	1,530,382	18,406
427,379,995	KRW for USD	HSBC Bank plc	10/28/11	362,250	38,669
9,020,000	NOK for USD	Barclays Bank plc	10/28/11	1,534,797	145,891
1,650,000	SEK for USD	UBS AG	10/28/11	240,178	15,978
15,100,000	TWD for USD	HSBC Bank plc	10/28/11	$495,715	$28,227

				$113,012,367	$5,718,397

International Bond - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

(Value on Settlement Date $118,730,764)

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $25,066,468, which represented 1.9% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

International Bond - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

International Bond - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3

Investment Securities
Government Bonds	—	$1,077,109,343	—
Credit	—	145,802,652	—
Short-Term Investments	—	299,965	—
Temporary Cash Investments	$8,079,891	10,977,835	—

Total Value of Investment Securities	$8,079,891	$1,234,189,795	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(5,315,198)	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,174,534,038
Gross tax appreciation of investments	$100,060,713
Gross tax depreciation of investments	(32,325,065)
Net tax appreciation (depreciation) of investments	$67,735,648

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 28, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 28, 2011